Recent Developments and Liquidity (Details) (USD $)	6 Months Ended	0 Months Ended
	Jun. 30, 2014	Sep. 02, 2014 Subsequent Event [Member] Senior Secured Notes [Member]
Recent developments and liquidity (Textuals)
Working capital deficit	$ 12,475,198
Expenses related from oil and gas properties	40,000,000
Senior note		45,000,000
Initial sale of senior note		16,000,000
Proceeds from issuance of warrants	$ 20,532,500